As filed with the Securities and Exchange Commission on October 29, 2001

                                                              File No. 333-48140
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 2                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 3                                                       |X|


                        (Check appropriate box or boxes.)

                                   ----------


                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)
                         PHL VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                                   ----------
                               Dona D. Young, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------
                                    Copy to:


                             Richard J. Wirth, Esq.

                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                                   ----------

   It is proposed that this filing will become effective (check appropriate box)

   [X] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on October 29, 2001 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

================================================================================

                                     PART A

                            PHOENIX INCOME CHOICE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                      OCTOBER 29, 2001

    This prospectus describes a single premium immediate fixed and variable annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account and the Fixed Income Allocation ("FIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds. The portion of your premium allocated to the FIA will purchase fixed annuity payments.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-Aberdeen New Asia Series

[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond]  Phoenix-Alliance/Bernstein Growth + Value Series

[diamond]  Phoenix-Deutsche Dow 30 Series
[diamond]  Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond]  Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]  Phoenix-Engemann Capital Growth Series
[diamond]  Phoenix-Engemann Nifty Fifty Series
[diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series

[diamond]  Phoenix-Federated U.S. Government Bond Series(1)

[diamond]  Phoenix-Goodwin Money Market Series
[diamond]  Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]  Phoenix-Hollister Value Equity Series
[diamond]  Phoenix-J.P. Morgan Research Enhanced Index Series

[diamond]  Phoenix-Janus Core Equity Series

[diamond]  Phoenix-Janus Flexible Income Series
[diamond]  Phoenix-Janus Growth Series

[diamond]  Phoenix-MFS Investors Growth Stock Series
[diamond]  Phoenix-MFS Investors Trust Series
[diamond]  Phoenix-MFS Value Series

[diamond]  Phoenix-Morgan Stanley Focus Equity Series
[diamond]  Phoenix-Oakhurst Balanced Series
[diamond]  Phoenix-Oakhurst Growth and Income Series
[diamond]  Phoenix-Oakhurst Strategic Allocation Series
[diamond]  Phoenix-Sanford Bernstein Global Value Series
[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]  Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond]  Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------

[diamond]  Deutsche VIT EAFE(R) Equity Index Fund
[diamond]  Deutsche VIT Equity 500 Index Fund


FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
[diamond]  Mutual Shares Securities Fund -- Class 2

[diamond]  Templeton Asset Strategy Fund -- Class 2(1)
[diamond]  Templeton Developing Markets Securities Fund -- Class 2(1)

[diamond]  Templeton Growth Securities Fund-- Class 2
[diamond]  Templeton International Securities Fund-- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger Foreign Forty
[diamond]  Wanger International Small Cap
[diamond]  Wanger Twenty
[diamond]  Wanger U.S. Small Cap


(1) Not available to new investors.


    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:
                          [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                       PO Box 8027
                                       Boston, MA 02266-8027
                          [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Heading                                                    Page
--------------------------------------------------------------------------------


SUMMARY OF EXPENSES.....................................         3

CONTRACT SUMMARY........................................         8
FINANCIAL HIGHLIGHTS....................................         9
PERFORMANCE HISTORY.....................................         9
THE IMMEDIATE VARIABLE AND FIXED ANNUITY................         9
PHL VARIABLE AND THE ACCOUNT ...........................         9
INVESTMENTS OF THE ACCOUNT..............................         9
    The Phoenix Edge Series Fund........................         9

    AIM Variable Insurance Funds........................        11

    The Alger American Fund.............................        11
    Deutsche Asset Management VIT Funds.................        11
    Federated Insurance Series..........................        11
    Fidelity(R) Variable Insurance Products.............        11
    Franklin Templeton Variable Insurance
    Products Trust .....................................        11
    The Universal Institutional Funds, Inc..............        11
    Wanger Advisors Trust...............................        11
    Investment Advisors.................................        12
    Services of the Advisors............................        13
FIA.....................................................        13
PURCHASE OF CONTRACTS...................................        13

    Payment Upon Death Before the Annuity Date..........        14

ADDITIONAL RIDER BENEFITS...............................        14
      Guaranteed Minimum Payment Rider..................        14
OPTIONAL PROGRAMS AND BENEFITS..........................        14
      Transfers.........................................        14
DEDUCTIONS AND CHARGES..................................        15
    Deductions from the Premium.........................        15
    Deductions from the Contract Value..................        15
    Deductions from the Account.........................        15
    Reduced Charges or Credit Additional Amounts........        15

THE ANNUITY PERIOD......................................        16

    Payment Options ....................................        16
      Option A--Single Life Annuity.....................        16
      Option B--Single Life Annuity with Period
      Certain...........................................        16
      Option C--Joint Survivor Life Annuity ............        16
      Option D--Joint Survivor Life Annuity with
         Period Certain.................................        16

      Option E--Annuity for a Specified Period..........        17

      Option F--Life Expectancy Annuity ................        17

      Option G--Unit Refund Life Annuity................        17
      Other Options and Rates...........................        17

      Other Conditions..................................        17
    Surrender of Contract; Withdrawals..................        17
    Lapse of Contract...................................        18

    Payment Upon Death After the Annuity Date...........        18

VARIABLE ACCOUNT VALUATION PROCEDURES...................        18
MISCELLANEOUS PROVISIONS................................        18
    Assignment..........................................        18

    Deferment of Payment ...............................        19
    Free Look Period....................................        19
    Amendments to Contracts.............................        19

    Substitution of Fund Shares.........................        19
    Ownership of the Contract...........................        19
FEDERAL INCOME TAXES....................................        19
    Introduction........................................        19
    Income Tax Status...................................        19
    Taxation of Annuities in General--

    Non-Qualified Plans.................................        20

      Surrenders or Withdrawals.........................        20
      Penalty Tax on Certain Surrenders and
      Withdrawals.......................................        20
    Additional Considerations...........................        20
    Diversification Standards ..........................        21
    Individual Retirement Annuity.......................        21
      IRAs..............................................        21
      Penalty Tax on Certain Surrenders and
       Withdrawals from IRAs............................        22
      Seek Tax Advice...................................        22
SALES OF CONTRACTS......................................        22

STATE REGULATION........................................        23
REPORTS.................................................        23
VOTING RIGHTS...........................................        23

LEGAL MATTERS...........................................        23
SAI.....................................................        23
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES................       A-1
APPENDIX B--ILLUSTRATIONS OF ANNUITY PAYMENTS
    ASSUMING HYPOTHETICAL RATES OF RETURN...............       B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS...................       C-1


      It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


      This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated October 29, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                              ALL SUBACCOUNTS

Surrender Charges(1) (as a percentage of amount withdrawn):

    Age of Premium in Complete Years 0-1................              7%
    Age of Premium in Complete Years 1-2................              6%
    Age of Premium in Complete Years 2-3................              5%
    Age of Premium in Complete Years 3-4................              4%
    Age of Premium in Complete Years 4-5................              3%
    Age of Premium in Complete Years 5-6................              2%
    Age of Premium in Complete Years 6-7................              1%
    Age of Premium in Complete Years 7 and thereafter ..            None

Subaccount Transfer:
    Current Charge......................................            None
    Maximum Charge......................................             $20

ANNUAL PAYMENT CHARGE

    Maximum.............................................             $24

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)


    Maximum Risk and Administrative Fee................            1.25%

    Maximum Guaranteed Minimum Payment Rider Risk
    and Administrative Fee.....................                    1.00%

----------
(1)A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges--Surrender Charges."

                         SUMMARY OF EXPENSES (CONTINUED)

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------

                                                                           OTHER                         OTHER
                                                                         OPERATING     TOTAL ANNUAL    OPERATING    TOTAL ANNUAL
                                                   INVESTMENT   RULE      EXPENSES     FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                   MANAGEMENT   12B-1      BEFORE         BEFORE         AFTER          AFTER
                      SERIES                           FEE      FEES    REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT(7)

------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International (6)                     0.75%      N/A        0.27%           1.02%          0.27%          1.02%
Phoenix-Aberdeen New Asia (5, 10)                      1.00%      N/A        1.41%           2.41%          0.25%          1.25%
Phoenix-AIM Mid-Cap Equity (4, 8)                      0.85%      N/A        0.72%           1.57%          0.20%          1.05%
Phoenix-Alliance/Bernstein Growth + Value (4, 8)       0.85%      N/A        0.33%           1.18%          0.20%          1.05%
Phoenix-Deutsche Dow 30 (2, 10)                        0.35%      N/A        1.25%           1.60%          0.15%          0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 8, 10)        0.35%      N/A        1.63%           1.98%          0.15%          0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 10)   0.75%      N/A        0.57%           1.32%          0.25%          1.00%
Phoenix-Engemann Capital Growth (2, 10)                0.62%      N/A        0.06%           0.68%          0.06%          0.68%
Phoenix-Engemann Nifty Fifty (2, 10)                   0.90%      N/A        1.31%           2.21%          0.15%          1.05%
Phoenix-Engemann Small & Mid-Cap Growth (4, 8, 10)     0.90%      N/A        3.03%           3.93%          0.25%          1.15%
Phoenix-Federated U.S. Government Bond (5)             0.60%      N/A        1.92%           2.52%          0.15%          0.75%
Phoenix-Goodwin Money Market (2, 10)                   0.40%      N/A        0.18%           0.58%          0.15%          0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 10)      0.50%      N/A        0.19%           0.69%          0.15%          0.65%
Phoenix-Hollister Value Equity (2, 10)                 0.70%      N/A        0.63%           1.33%          0.15%          0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 10)    0.45%      N/A        0.24%           0.69%          0.10%          0.55%
Phoenix-Janus Core Equity (2, 10)                      0.85%      N/A        1.69%           2.54%          0.15%          1.00%
Phoenix-Janus Flexible Income (3, 10)                  0.80%      N/A        1.67%           2.47%          0.20%          1.00%
Phoenix-Janus Growth (2, 10)                           0.85%      N/A        0.39%           1.24%          0.15%          1.00%
Phoenix-MFS Investors Growth Stock (4, 8)              0.75%      N/A        0.60%           1.35%          0.20%          0.95%
Phoenix-MFS Investors Trust (4, 8)                     0.75%      N/A        0.79%           1.54%          0.20%          0.95%
Phoenix-MFS Value (4, 8)                               0.75%      N/A        0.45%           1.20%          0.20%          0.95%
Phoenix-Morgan Stanley Focus Equity (2, 9, 10)         0.85%      N/A        2.65%           3.50%          0.15%          1.00%
Phoenix-Oakhurst Balanced (2, 10)                      0.55%      N/A        0.15%           0.70%          0.15%          0.70%
Phoenix-Oakhurst Growth & Income (2, 10)               0.70%      N/A        0.24%           0.94%          0.15%          0.85%
Phoenix-Oakhurst Strategic Allocation (2, 10)          0.58%      N/A        0.12%           0.70%          0.12%          0.70%
Phoenix-Sanford Bernstein Global Value (2, 8, 10)      0.90%      N/A        2.29%           3.19%          0.15%          1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 10)        1.05%      N/A        1.34%           2.39%          0.15%          1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 8, 10)   1.05%      N/A        1.92%           2.97%          0.15%          1.20%
Phoenix-Seneca Mid-Cap Growth (5, 10)                  0.80%      N/A        0.39%           1.19%          0.25%          1.05%
Phoenix-Seneca Strategic Theme (5, 10)                 0.75%      N/A        0.17%           0.92%          0.17%          0.92%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .10% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(2) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(3) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses (after giving effect to custodial fee credits) exceed .15% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001. 4 This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(5) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(6) This series' investment advisor has voluntarily agreed to reimburse through December 31, 2001, the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets (the "expense cap"). The expense cap may be terminated or increased at any time after December 31, 2001.
(7) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(8)  Other expenses are based on estimated amounts for the current fiscal year.
(9) Expense information for this series has been restated to reflect current fees.
(10) It is expected that beginning January 1, 2002, the expense caps for these series will be increased by .05% of average net assets.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR
                                ENDED 12/31/00)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           OTHER                          OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT    RULE      EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                  MANAGEMENT   12B-1       BEFORE         BEFORE          AFTER         AFTER
             SERIES                                  FEE      FEES (6)  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT(5)
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                  0.61%      N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (9)        0.85%      N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund               0.45%      N/A        0.47%           0.92%          0.20%          0.65%
Deutsche VIT Equity 500 Index Fund                   0.20%      N/A        0.11%           0.31%          0.10%          0.30%


FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)
VIP Growth Opportunities Portfolio                   0.58%     0.10%       0.11%           0.79%          0.11%          0.79%(7)
VIP Growth Portfolio                                 0.57%     0.10%       0.09%           0.76%          0.09%          0.76%(7)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                        0.60%     0.25%       0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund                        0.60%     0.25%       0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.31%           1.81%          0.31%          1.81%
Templeton Growth Securities Fund                     0.81%     0.25%       0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund              0.67%     0.25%       0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 0.80%(8)   N/A        0.53%           1.33%          0.53%          1.15%(8)

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty (1)                                    0.95%      N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap (4)                            0.95%      N/A        0.05%           1.00%          0.05%          1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .40%.

(2) This series pays a portion or all of its expenses other than the management fee up to .45%.

(3) This series pays a portion or all of its expenses other than the management fee up to .60%.

(4) This series pays a portion or all of its expenses other than the management fee up to 1.00%.

(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's
    expenses, and/or   because through arrangements with the fund's custodian,
    credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(8) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to 0.59%.
(9) Included in "Other Expenses" is 0.01% of interest expense.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------
    The purpose of the following table is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.

    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.



                                                     If you surrender your contract at the    If you do not surrender or annuitize
                                                     end of one of these time periods, you    your contract, after each of these
                                                     would pay:                               time periods you will have paid:
                                                    ----------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------
Phoenix-Aberdeen International                         $105      $158     $213      $379         $35      $108     $183      $379
Phoenix-Aberdeen New Asia                               119       197      276       493          49       147      246       493

Phoenix-AIM Mid-Cap Equity                              110       172      N/A       N/A          40       122      N/A       N/A
Phoenix-Alliance/Bernstein Growth + Value               106       161      N/A       N/A          36       111      N/A       N/A

Phoenix-Deutsche Dow 30                                 111       175      240       429          41       125      210       429

Phoenix-Deutsche Nasdaq-100 Index(R)                    114       183      N/A       N/A          44       133      N/A       N/A

Phoenix-Duff & Phelps Real Estate Securities            108       167      227       405          38       117      197       405
Phoenix-Engemann Capital Growth                         102       148      196       348          32        98      166       348
Phoenix-Engemann Nifty Fifty                            107       163      221       394          37       113      191       394

Phoenix-Engemann Small & Mid-Cap Growth                 116       190      N/A       N/A          46       140      N/A       N/A

Phoenix-Federated U.S. Government Bond                  120       201      281       501          50       151      251       501
Phoenix-Goodwin Money Market                            101       145      192       339          31        95      162       339
Phoenix-Goodwin Multi-Sector Fixed Income               102       148      197       349          32        98      167       349
Phoenix-Hollister Value Equity                          109       167      227       406          39       117      197       406
Phoenix-J.P. Morgan Research Enhanced Index             102       148      197       349          32        98      167       349
Phoenix-Janus Core Equity                               120       201      282       503          50       151      252       503
Phoenix-Janus Flexible Income                           120       199      279       498          50       149      249       498
Phoenix-Janus Growth                                    108       164      223       398          38       114      193       398

Phoenix-MFS Investors Growth Stock                      108       165      N/A       N/A          38       115      N/A       N/A
Phoenix-MFS Investors Trust                             110       171      N/A       N/A          40       121      N/A       N/A
Phoenix-MFS Value                                       107       161      N/A       N/A          37       111      N/A       N/A
Phoenix-Morgan Stanley Focus Equity                     129       225      320       566          59       175      290       566

Phoenix-Oakhurst Balanced                               102       149      197       350          32        99      167       350
Phoenix-Oakhurst Growth and Income                      105       156      209       372          35       106      179       372
Phoenix-Oakhurst Strategic Allocation                   102       149      197       350          32        99      167       350

Phoenix-Sanford Bernstein Global Value                  126       217      N/A       N/A          56       167      N/A       N/A

Phoenix-Sanford Bernstein Mid-Cap Value                 119       197      275       492          49       147      245       492

                                                     If you surrender your contract at the    If you do not surrender or annuitize
                                                     end of one of these time periods, you    your contract, after each of these
                                                     would pay:                               time periods you will have paid:
                                                    ----------------------------------------  --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------

Phoenix-Sanford Bernstein Small-Cap Value               124       211      N/A       N/A          54       161      N/A       N/A

Phoenix-Seneca Mid-Cap Growth                           107       163      221       394          37       113      191       394
Phoenix-Seneca Strategic Theme                          104       155      208       370          34       105      178       370
AIM V.I. Capital Appreciation Fund                      103       152      N/A       N/A          33       102      N/A       N/A
AIM V.I. Value Fund                                     104       153      N/A       N/A          34       103      N/A       N/A
Alger American Leveraged AllCap Portfolio               104       154      207       368          34       104      177       368
Deutsche VIT EAFE(R) Equity Index Fund                  104       155      208       370          34       105      178       370

Deutsche VIT Equity 500 Index Fund                       98       135      N/A       N/A          28        85      N/A       N/A

Federated Fund for U.S. Government Securities II        104       153      204       363          34       103      174       363
Federated High Income Bond Fund II                      103       150      200       356          33       100      170       356
VIP Contrafund(R) Portfolio                             103       150      200       356          33       100      170       356
VIP Growth Opportunities Portfolio                      103       151      202       359          33       101      172       359
VIP Growth Portfolio                                    103       150      200       356          33       100      170       356
Mutual Shares Securities Fund-- Class 2                 106       159      214       381          36       109      184       381
Templeton Asset Strategy Fund-- Class 2                 106       159      215       384          36       109      185       384
Templeton Developing Markets Securities Fund--
Class 2                                                 113       181      249       446          43       131      219       446
Templeton Growth Securities Fund-- Class 2              106       161      217       388          36       111      187       388
Templeton International Securities Fund-- Class 2       106       161      217       388          36       111      187       388
Technology Portfolio                                    109       168      229       409          39       118      199       409
Wanger Foreign Forty                                    112       177      243       436          42       127      213       436
Wanger International Small Cap                          109       169      231       413          39       119      201       413
Wanger Twenty                                           111       173      237       425          41       123      207       425
Wanger U.S. Small Cap                                   105       157      212       377          35       107      182       377

CONTRACT SUMMARY
-------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions described within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract is designed to provide regular income payments from an annuity contract. It offers a combination of variable and fixed payments. If variable annuity payments are elected, second and subsequent payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum premium is $35,000.

ALLOCATION OF PREMIUM AND CONTRACT VALUE
[diamond] You may choose where your premium is invested: in one or more of the subaccounts or in the FIA.
[diamond] Transfers between the subaccounts and to the FIA can be made.

[diamond] If all or part of the premium is invested in one or more of the subaccounts, the contract value will vary with the investment performance of the subaccounts and is not guaranteed.

WITHDRAWALS
[diamond] You may make withdrawals under payment options B, D, E and F or fully surrender the contract for its surrender value less any applicable tax under payment options E and F. No withdrawals may be made under any other payment options. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal
          Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT
[diamond] The death benefit is calculated differently under each payment option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM
[diamond] Taxes--currently ranges 0% to 3.5% (varies by state).

FROM THE CONTRACT VALUE
[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] No surrender charges are taken upon the death of the annuitant.

[diamond] A declining surrender charge is assessed on withdrawals based on the date the premium is deposited:

 --------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
 --------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
 --------------------------------------------------------------

          [bullet] The total surrender charges on a contract will never exceed
                   9% of the premium.

[diamond] Payment Charge--maximum of $24 each year.

FROM THE ACCOUNT
[diamond] Risk and administrative fee -- varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions and Charges - Risk and Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 20 days after you receive it and cancel the contract. You will receive the contract value in cash. However, if applicable state law requires, we will return the premium paid less any withdrawals made during the free look period. See "Free Look Period" for a detailed discussion.

MINIMUM PAYMENT
    If on any valuation date the annuity payment due is less than $20, we may make such settlement as is equitable to the payee.

LAPSE
    If on any valuation date the contract value is zero, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
    The subaccounts of this contract commenced operations as of the date of this prospectus; therefore, data is not yet available.

PERFORMANCE HISTORY
------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.


THE IMMEDIATE VARIABLE AND FIXED ANNUITY
------------------------------------------------------------------------------
    The immediate variable and fixed annuity contract is issued by PHL
Variable. If variable annuity payments are elected, the amounts held under a contract will be invested in the Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. It is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. However, amounts may be allocated to the FIA, in which case PHL Variable will guarantee specified fixed annuity payments.

    You control the investment objective of the contract on an ongoing basis by reallocating the contract value among the subaccounts or from the subaccounts to the FIA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the FIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.


    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to seek long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).


    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: This series seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities. As of February 16, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.


    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.


    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.


    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:


    DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

o VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

o VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

o VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.


    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.


    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------
------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
o   Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
o   Phoenix-Engemann Capital Growth
o   Phoenix-Engemann Nifty Fifty
o   Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
o   Phoenix-Seneca Mid-Cap Growth
o   Phoenix-Seneca Strategic Theme
------------------------------------------------------------------
------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Growth + Value

Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-Federated U.S. Government Bond
Phoenix-J.P. Morgan Research Enhanced Index

Phoenix-Janus Core Equity

Phoenix-Janus Flexible Income
Phoenix-Janus Growth

Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value

Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------
------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------

AIM Capital Management, Inc.
o   Phoenix-AIM Mid-Cap Equity

Alliance Capital Management, L.P. ("Alliance")

o   Phoenix-Alliance/Bernstein Growth + Value

o   Phoenix-Sanford Bernstein Global Value
o   Phoenix-Sanford Bernstein Mid-Cap Value
o   Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
o   Phoenix-Deutsche Dow 30
o   Phoenix-Deutsche Nasdaq-100 Index(R)
Federated Investment Management Company
o   Phoenix-Federated U.S. Government Bond
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
o   Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
o   Phoenix-Janus Core Equity
o   Phoenix-Janus Flexible Income
o   Phoenix-Janus Growth

MFS Investment Management ("MFS")
o   Phoenix-MFS Investment Growth Stock
o   Phoenix-MFS Investment Trust
o   Phoenix-MFS Value

------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
Morgan Stanley Asset Management ("Morgan Stanley")
o   Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------
------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------
------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------

==================================================================


    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly-owned subsidiary of PM Holdings, Inc.


------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
o   AIM V.I. Capital Appreciation Fund
o   AIM V.I. Value Fund
Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o   Deutsche VIT EAFE(R) Equity Index Fund
o   Deutsche VIT Equity 500 Index Fund

Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
Fidelity Management and Research Company
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
o   Technology Portfolio
Templeton Asset Management, Ltd.
o   Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
o   Templeton Asset Strategy Fund
o   Templeton International Securities Fund
Wanger Asset Management, L.P.
o   Wanger Foreign Forty
o   Wanger International Small Cap
o   Wanger Twenty
o   Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate the premium to the FIA. The amount of premium you allocate to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PREMIUM
    Generally, we require a minimum premium of $35,000:

    In certain circumstances we may reduce the premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)  the make-up and size of the prospective group;
(2) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION
    The net premium received under the contract will be allocated in any combination to any subaccount or the FIA in the proportion specified when you purchased the contract.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 90 years of age or older. A premium in excess of $1,000,000 cannot be made without our permission.

PAYMENT UPON DEATH BEFORE THE ANNUITY DATE
    On the death of any owner, annuitant or joint annuitant before the annuity date, the death benefit equals the contract value on the date we receive due proof of death.

DEATH OF OWNER
    If the contract is held by a single owner who dies before the annuity date, we will pay the death benefit to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

    If the contract is held by multiple owners and one or more owners die before the annuity date, we will pay the death benefit to the surviving owner(s), if any, who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

DISTRIBUTION ON DEATH OF OWNER
    Any beneficiary who is a natural person, may, within one year after we receive due proof of death, elect to receive a payment option. The payment option selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment option is not elected or the beneficiary is a non-natural person, the entire contract value will be distributed in a lump sum no later than five years after the date of death.

DEATH OF ANNUITANT OR JOINT ANNUITANT
    If the annuitant or joint annuitant die before the annuity date, we will pay the death benefit to the owner(s) who will be deemed to be the beneficiary(ies). If there is no surviving owner(s), we will pay the death benefit to the beneficiary(ies). Payment will be made as described above in "Distribution on Death of Owner."

ADDITIONAL RIDER BENEFITS
--------------------------------------------------------------------------------
    You may elect additional benefits that are available under your contract. A charge may be deducted from your contract value for each additional rider benefit chosen. More details will be included in the form of a rider to your contract if any of these benefits is chosen. The following benefits are currently available (if approved in your state). Additional riders also may be available as described in your policy.

GUARANTEED MINIMUM PAYMENT RIDER
    This rider is only available if you elect it when you purchase your contract. It guarantees that the each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount.

    The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. We reserve the right to limit the subaccounts available when this rider is elected.

OPTIONAL PROGRAMS AND BENEFITS
--------------------------------------------------------------------------------
TRANSFERS
    You may transfer all or a portion of the value of the subaccounts of this contract between and among the subaccounts and from the subaccounts to the FIA. No transfers may be made from the FIA to the subaccounts. Transfers may be made by telephone or written request. We reserve the right to limit the number of transfers you may make each contract year. However, you may make up to at least twelve transfers per contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. Transfers from the subaccounts to the FIA will affect the amount of future fixed annuity payments. The amount of future fixed annuity payments will be determined by the contract value of the FIA on the date of the transfer, the amount transferred to the FIA, and the annuity payment rate in effect on the date of the transfer for the payment option selected when you purchased your contract. Any transfer charge will be deducted from the subaccounts from which the amounts are to be transferred with each such subaccount bearing a pro rata share of the transfer charge. The value of each subaccount will be determined on the valuation date that coincides with the date of transfer.


    You may also request transfers among available subaccounts or from the subaccounts to the FIA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers, telephone transfer orders will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers. You are permitted at least one free transfer each month. We reserve the right to impose a transfer charge after the first free transfer made in each month, upon prior written notice to you. In no event, however, will such transfer charge exceed $20 per transaction. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least twelve transfers during each contract year among the subaccounts. Once each contract year, you may transfer all or a portion of the value of the subaccounts from the subaccounts to the FIA. No transfers may be made from the FIA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE PREMIUM

TAX
    Whether or not a tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Taxes on the premium currently range from 0% to 3.5%. We will pay any tax due upon the receipt of the premium. For a list of states and premium taxes, see Appendix A to this prospectus.

DEDUCTIONS FROM THE CONTRACT VALUE

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium is held under the contract for a certain period of time. No surrender charge will be taken from death proceeds. The deduction for surrender charges is as follows:

---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------
 Age of Premium in     0    1   2    3   4    5   6   7+
 Complete Years
---------------------------------------------------------------
    The total surrender charges on a contract will never exceed 9% of the premium, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the general account.

--------------------------------------------------------------------------------

PAYMENT CHARGE
    We deduct a payment charge from each annuity payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum payment charge under a contract is $24 each year. It is deducted from each annuity payment in equal amounts. If you fully surrender your contract, the full payment charge if applicable, will be deducted at the time of withdrawal.

DEDUCTIONS FROM THE ACCOUNT


RISK AND ADMINISTRATIVE FEE
    We make a daily deduction from each subaccount for the risk and administrative fee. The fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, we assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our general account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

REDUCED CHARGES OR CREDIT ADDITIONAL AMOUNTS
    We may reduce or eliminate the risk and administrative fee, the surrender or payment charge or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of the premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the premium.

    Any reduction or elimination of charges will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning on the annuity date and during which payments to you are made.

PAYMENT OPTIONS
    When you purchase the contract, you must choose among the available payment options. The options allow you to choose:

[diamond] Payments Options A, B, C, D, E, F, and G. Variable annuity payments attributed to premium allocated to the subaccounts depend on subaccount investment performance. Any payments attributed to premium allocated to the FIA will provide fixed annuity payments while either the annuitant or joint annuitant is living. The minimum payment due must be at least $20.

    The annuity payments begin on the annuity date. The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed interest rate for the variable annuity payments is 3.0%, 5.0% or 6.0% on an annual basis (subject to state availability). The assumed rate is selected when you purchase the contract. It is used to calculate the first variable annuity payment and is the smallest net rate of investment return required to ensure that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the assumed interest rate and the actual investment performance of each subaccount. Although choosing a higher assumed interest rate will generate a higher first variable annuity payment than choosing a lower assumed interest rate, a contract with a higher assumed interest rate must earn a higher net rate of investment return than a contract with a lower assumed interest rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an assumed interest rate.

    We make daily deductions from contract values held in subaccounts for the risk and administrative fee. These charges affect all variable annuity payments.

    The following descriptions should allow you to compare the basic differences of the currently available payment options.

OPTION A--SINGLE LIFE ANNUITY
    Provides annuity payments based on the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10, 15, or 20-year period selected.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION D--JOINT SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN
    Provides annuity payments while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of the 10, 15 or 20-year period certain at a level of 100% or 50% of the original level elected when you purchased your contract. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--ANNUITY FOR SPECIFIED PERIOD
    Provides annuity payments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30, but may not be greater than 100 minus the age of the annuitant. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary.

OPTION F--LIFE EXPECTANCY ANNUITY
    Provides annuity payments over the annuitant's annually recalculated life expectancy. A contract owner may at anytime request withdrawals representing part or all of the remaining contract value less any applicable surrender charge. Upon the death of the annuitant, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. This option is available only if 100% of the net premium is allocated to the FIA.

OPTION G--UNIT REFUND LIFE ANNUITY
    Provides annuity payments for the lifetime of the annuitant. If the annuitant dies, the annuitant's beneficiary will receive in a lump sum (1) the value of the annuity units on the annuity date less the sum of any variable annuity payments made prior to the annuitant's death plus (2) the total amount applied to the FIA on the annuity date less the sum of any fixed annuity payments made prior to the annuitant's death.

OTHER OPTIONS AND RATES
    We may offer other payment options at the time of application. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current annuity payment rates shall be used in determining the amount of any annuity payments under the payment options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). A LED program is available to IRA participants. Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least seven years and are in excess of the minimum distribution will be subject to any applicable surrender charge.

    If the monthly annuity payment under a payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

SURRENDER OF CONTRACT; WITHDRAWALS
    If the annuitant is living, withdrawals may be made from amounts held under payment options B, D, E or F. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts. See "Federal Income Taxes." The appropriate number of annuity units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Annuity units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise.

    Under payment options B or D, you may withdraw, less any applicable surrender charge, amounts equal to the commuted value of the payments that would have been made during the certain period you chose under the payment option.

    If you withdraw the entire commuted value of the annuity payments we would have made during the certain period, we will not make any annuity payments during the years remaining in the certain period. If you withdraw only a portion of the commuted value of the annuity payments we would have made during the certain period, we will reduce the remaining annuity payments during the years remaining in the certain period. The remaining annuity payments are reduced by the same percentage as the percentage of the commuted value surrendered. Variable annuity payments will be commuted at the assumed interest rate. Fixed annuity payments will be commuted using the underlying interest rate.

    Annuity payments that are to be made after the certain period is over will not change.

    Under payment options E and F, you may withdraw, less any applicable surrender charge, all or part of the commuted value. Withdrawals under payment options E and F will affect the amount of future annuity payments.

    The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and withdrawals. See "Federal Income Taxes." A deduction for surrender charges may be imposed on withdrawals or complete surrender of a contract. See "Surrender Charges." Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  The contract value is zero; or

[diamond]  The minimum payment due is less than $20.

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH AFTER THE ANNUITY DATE
    If an owner dies after the annuity date and there is no surviving owner, any remaining payments will be paid to the beneficiary under the payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, dies and is survived by any owner, any remaining guaranteed payments will be paid to such owner(s). If no owner survives, any remaining guaranteed payments will be paid to the beneficiary. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended. Alternatively, the surviving owner(s), or beneficiary if no owner survives, may elect to take the commuted value of any remaining guaranteed payments in a lump sum.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

ANNUITY UNIT VALUE
    The value of one annuity unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one annuity unit on any subsequent valuation date is determined by multiplying the immediately preceding annuity unit value by the applicable net investment factor for the valuation period ending on such valuation date divided by 1.000000 plus the rate of interest for the number of days in the valuation period based on the assumed interest rate.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a withdrawal of a contract. See "Surrenders of Contracts; Withdrawals."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal or complete surrender of a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone the processing of any such transactions at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 20 days and receive, in cash, the adjusted value of your premium. You may receive more or less than your premium depending on investment experience of the Phoenix-Goodwin Money Market Subaccount during the free look period. If applicable state law requires, we will return the full amount of the premium we received. (A longer free look period may be required by your state.)

    Your premium will temporarily be applied to the Phoenix-Goodwin Money Market Subaccount. On the annuity date, the then value of this contract's share in the Phoenix-Goodwin Money Market Subaccount will automatically be reallocated to the various subaccounts and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, SIMPLE and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other income tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS
    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all SIMPLE IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the U.S. Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."


ADDITIONAL CONSIDERATIONS

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

INDIVIDUAL RETIREMENT ANNUITY
    The contract may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM IRAS
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or SIMPLE IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and SIMPLE IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.


    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under

"Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI follows:

o   Underwriter
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements


    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------







STATE                                        NON-QUALIFIED       QUALIFIED

California .................................    2.35%             0.50%

Maine.......................................    2.00

Nevada......................................    3.50

South Dakota................................    1.25

West Virginia...............................    1.00              1.00

Wyoming.....................................    1.00



Commonwealth of Puerto Rico.................    1.00%             1.00%



NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

APPENDIX B

ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN
--------------------------------------------------------------------------------
    The following illustrations have been prepared to show how investment performance affects variable annuity payments over time. The monthly annuity payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6%, and 12%. These are hypothetical rates of return and we do not guarantee that the contract would earn these returns for any one year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly annuity payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity payments will also fluctuate. The total amount of annuity payments ultimately received will depend on cumulative investments returns and how long the annuitant lives and the payment option chosen.

    The assumed interest rate will also affect the amount of variable annuity payments. Payments will increase from one payment calculation date to the next if the net investment factor is greater than the assumed interest rate, and will decrease if the net investment factor is less than the assumed interest rate.

    Each of the following illustrations have a different assumed interest rate. The assumed interest rates of 3%, 5% and 6% are highlighted on each illustration page.

    The monthly annuity payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.83% of the average daily net assets. This is a weighted average of the fund expenses shown in the fund annual expense table on pages 7 and 8. While the expense reimbursement arrangements described on pages 7 and 8 are expected to continue at least through 2001, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.40% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.23%, 3.77% and 9.77%, respectively. The $24 annual payment charge is taken as a $2 deduction from each variable annuity payment.

--------------------------------------------------------------------------------
                             PHOENIX INCOME CHOICE

                          INITIAL ANNUITY DATE:   1/1/2001

       INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

                                PAYMENT OPTION:   20 YEAR SPECIFIED PERIOD


                   FREQUENCY OF ANNUITY INCOME:   ANNUALLY


                         ASSUMED INTEREST RATE:   3.0%


                        AVERAGE MANAGEMENT FEE:   0.95%

                   RISK AND ADMINISTRATIVE FEE:   1.25%


--------------------------------------------------------------------------------
    ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%      6.00%      12.00%

     ANNUAL RATE OF INTEREST AFTER EXPENSES:   -2.18%      3.75%       9.67%

PAYMENT CALCULATION DATE:                         ANNUAL PAYMENTS
--------------------------------------------------------------------------------
          January 1, 2001           $1,000            $1,000              $1,000
          January 1, 2002             $950            $1,007              $1,065
          January 1, 2003             $902            $1,015              $1,134
          January 1, 2004             $857            $1,022              $1,207
          January 1, 2005             $813            $1,029              $1,285
          January 1, 2006             $773            $1,037              $1,369
          January 1, 2007             $734            $1,044              $1,457
          January 1, 2008             $697            $1,052              $1,552
          January 1, 2009             $662            $1,059              $1,652
          January 1, 2010             $628            $1,067              $1,759
          January 1, 2011             $597            $1,075              $1,873
          January 1, 2012             $567            $1,083              $1,994
          January 1, 2013             $538            $1,090              $2,123
          January 1, 2014             $511            $1,098              $2,261
          January 1, 2015             $486            $1,106              $2,407
          January 1, 2016             $461            $1,114              $2,563
          January 1, 2017             $438            $1,122              $2,729
          January 1, 2018             $416            $1,130              $2,906
          January 1, 2019             $395            $1,139              $3,094
          January 1, 2020             $375            $1,147              $3,295

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                             PHOENIX INCOME CHOICE

                               INITIAL ANNUITY DATE:   1/1/2001

            INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:   $1,000

           PAYMENT OPTION: 20 YEAR SPECIFIED PERIOD


                        FREQUENCY OF ANNUITY INCOME:   ANNUALLY


                              ASSUMED INTEREST RATE:   5.0%


                             AVERAGE MANAGEMENT FEE:   0.95%

                        RISK AND ADMINISTRATIVE FEE:   1.25%


--------------------------------------------------------------------------------
    ANNUAL RATE OF INTEREST BEFORE EXPENSES:      0.00%       6.00%       12.00%

     ANNUAL RATE OF INTEREST AFTER EXPENSES:     -2.18%       3.75%        9.67%


    PAYMENT CALCULATION DATE:                          ANNUAL PAYMENTS
--------------------------------------------------------------------------------

              January 1, 2001             $1,000          $1,000          $1,000
              January 1, 2002               $932            $988          $1,044
              January 1, 2003               $868            $976          $1,091
              January 1, 2004               $809            $965          $1,139
              January 1, 2005               $753            $953          $1,190
              January 1, 2006               $702            $942          $1,243
              January 1, 2007               $654            $930          $1,298
              January 1, 2008               $609            $919          $1,356
              January 1, 2009               $567            $908          $1,416
              January 1, 2010               $529            $897          $1,480
              January 1, 2011               $492            $887          $1,545
              January 1, 2012               $459            $876          $1,614
              January 1, 2013               $427            $866          $1,686
              January 1, 2014               $398            $855          $1,761
              January 1, 2015               $371            $845          $1,839
              January 1, 2016               $346            $835          $1,921
              January 1, 2017               $322            $825          $2,006
              January 1, 2018               $300            $815          $2,096
              January 1, 2019               $279            $805          $2,189
              January 1, 2020               $260            $796          $2,286

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                              PHOENIX INCOME CHOICE


                               INITIAL ANNUITY DATE:     1/1/2001


            INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:     $1,000

                                     PAYMENT OPTION: 20 YEAR SPECIFIED PERIOD


                        FREQUENCY OF ANNUITY INCOME:     ANNUALLY


                              ASSUMED INTEREST RATE:     6.0%


                             AVERAGE MANAGEMENT FEE:     0.95%

                        RISK AND ADMINISTRATIVE FEE:     1.25%


--------------------------------------------------------------------------------
    ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%        6.00%       12.00%

    ANNUAL RATE OF INTEREST AFTER EXPENSES:    -2.18%        3.75%        9.67%

PAYMENT CALCULATION DATE:                     ANNUAL PAYMENTS
--------------------------------------------------------------------------------
              January 1, 2001            $1,000           $1,000          $1,000
              January 1, 2002              $923             $979          $1,035
              January 1, 2003              $852             $958          $1,070
              January 1, 2004              $786             $938          $1,108
              January 1, 2005              $725             $918          $1,146
              January 1, 2006              $669             $898          $1,186
              January 1, 2007              $618             $879          $1,227
              January 1, 2008              $570             $860          $1,269
              January 1, 2009              $526             $842          $1,313
              January 1, 2010              $485             $824          $1,359
              January 1, 2011              $448             $807          $1,406
              January 1, 2012              $413             $789          $1,454
              January 1, 2013              $381             $773          $1,505
              January 1, 2014              $352             $756          $1,557
              January 1, 2015              $325             $740          $1,611
              January 1, 2016              $300             $724          $1,666
              January 1, 2017              $277             $709          $1,724
              January 1, 2018              $255             $694          $1,784
              January 1, 2019              $236             $679          $1,846
              January 1, 2020              $217             $665          $1,910
--------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

APPENDIX C

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCUMULATION UNIT: A standard of measurement for the Phoenix-Goodwin Money Market Subaccount used to determine the value of a contract prior to the annuity date during the free look period.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set to 1.0000 on the date assets were first allocated to the Phoenix-Goodwin Money Market Subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ANNUITANT: The primary person whose life is used as the measuring life under the contract. Also, see Joint Annuitant.

ANNUITY DATE: The date we calculate and make the first annuity payment.

ANNUITY PAYMENT: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.

ANNUITY UNIT: A standard of measurement used in determining the amount of each variable annuity payment.

ASSUMED INTEREST RATE: The rate used to determine the variable annuity payment.

COMMUTED VALUE: The present value of any remaining guaranteed annuity payments. This amount is calculated using the assumed interest rate for variable annuity payments or the underlying interest rate for fixed annuity payments.

CONTRACT: The single premium immediate fixed and variable annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: The sum of the total value of the subaccounts and the FIA on any valuation date.

FIA: The Fixed Income Allocation is an investment option within our general account.

FIXED ANNUITY PAYMENT: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

JOINT ANNUITANT: A person other than the annuitant on whose life annuity payments may also be based.

ISSUE DATE: The date that the initial premium is invested under a contract.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

NET PREMIUM: The premium less any applicable tax.

PAYEE: The person you designate to receive annuity payments.

PAYMENT CALCULATION DATE: The date we calculate annuity payments. The first payment calculation date is the annuity date. After the first payment calculation date, we will calculate payments on the same date each month. We use the previous valuation date if such date is not a valuation date.

PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity. See "Payment Options."

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of annuitant.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

PREMIUM: The amount you pay when you purchase a contract. Generally, we require a minimum premium of $35,000.

SERIES: A separate investment portfolio of a fund.

SURRENDER VALUE: The commuted value less any applicable surrender charge.


VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.


VARIABLE ANNUITY PAYMENT: An annuity providing payments that vary in amount, according to the investment experience of the selected subaccounts.


VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for AOD.

                                     PART B

                            PHOENIX INCOME CHOICE(SM)

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                         PHL VARIABLE INSURANCE COMPANY
                        PHL VARIABLE ACCUMULATION ACCOUNT

          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 29, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated October 29, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800-541-0171.



                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Underwriter.............................................................       2

Performance History.....................................................       2

Calculation of Yield and Return.........................................       5

Calculation of Annuity Payments ........................................       6

Experts ................................................................       7

Separate Account Financial Statements...................................    SA-1

Company Financial Statements............................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------
PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. Because the contract was not available until February 14, 2001, no contracts were sold during fiscal years 1998, 1999 and 2000; therefore PEPCO was not paid for sales of these contracts and retained $0.

PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                             INCEPTION      1 YEAR       5 YEARS     10 YEARS      SINCE
                                                                      DATE                                             INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               12/07/94     -21.89%        11.46%       N/A         10.54%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                    09/17/96     -22.03%         N/A         N/A         -6.35%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series                                   10/29/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                    10/29/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                      12/20/99     -12.37%         N/A         N/A         -9.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                         08/15/00       N/A           N/A         N/A        -41.50%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 05/01/95      23.14%        10.21%       N/A         12.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                              12/07/94     -23.72%        11.88%       N/A         14.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                 03/02/98     -24.02%         N/A         N/A          8.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                      08/15/00       N/A           N/A         N/A        -21.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                       12/20/99      11.26%         N/A         N/A         10.84%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                 12/07/94      -1.32%         3.55%       N/A          3.86%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                    12/07/94      -0.88%         4.41%       N/A          7.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                               03/02/98      24.51%         N/A         N/A         20.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                  07/14/97     -17.86%         N/A         N/A          9.36%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Janus Core Equity Series                                    12/20/99     -12.90%         N/A         N/A         -8.91%

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                12/20/99      -0.93%         N/A         N/A         -0.91%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                         12/20/99     -17.58%         N/A         N/A        -13.62%
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Growth Stock Series                           10/29/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                  10/29/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                            10/29/01       N/A           N/A         N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                          12/20/99     -19.42%         N/A         N/A        -15.17%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                    12/07/94      -6.73%        10.03%       N/A         12.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                             03/02/98     -13.34%         N/A         N/A          7.29%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                        12/07/94      -6.66%        10.53%       N/A         11.72%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                       11/20/00       N/A           N/A         N/A         -2.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      03/02/98       9.42%         N/A         N/A         -5.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/00       N/A           N/A         N/A         -0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                03/02/98       6.30%         N/A         N/A         25.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                               01/29/96     -17.86%         N/A         N/A         19.29%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  03/30/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                 03/30/01       N/A           N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                           06/05/00       N/A           N/A         N/A        -29.05%
-----------------------------------------------------------------------------------------------------------------------------------

Deutsche VIT EAFE(R) Equity Index Fund                              07/15/99     -22.67%         N/A         N/A         -6.27%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                                  10/29/01       N/A           N/A         N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    07/15/99       3.57%         N/A         N/A          2.10%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  07/15/99     -15.58%         N/A         N/A        -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                         06/05/00       N/A           N/A         N/A        -13.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                  06/05/00       N/A           N/A         N/A        -20.82%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                06/05/00       N/A           N/A         N/A        -20.54%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund-- Class 2                             05/01/00       N/A           N/A         N/A          2.91%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                12/20/99     -29.11%         N/A         N/A        -23.14%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund-- Class 2                             05/01/97      -7.16%         N/A         N/A          7.85%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund-- Class 2              05/01/97     -36.96%         N/A         N/A        -16.90%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2                           05/01/00       N/A           N/A         N/A         -2.32%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2                    05/01/97      -9.40%         N/A         N/A          8.13%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                02/01/99      -8.67%         N/A         N/A         32.25%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      05/01/95     -33.06%        18.14%       N/A         21.94%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                       02/01/99       2.06%         N/A         N/A         18.12%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                               05/01/95     -14.78%        17.12%       N/A         17.96%
-----------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after 1 and 5 years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                     1991     1992    1993    1994    1995    1996    1997    1998     1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series           18.25%  -13.91%  36.75%  -1.19%   8.24%  17.18%  10.66%  26.35%   27.91% -16.86%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                                                                -33.24%  -5.64%   49.12% -17.01%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-AIM Mid-Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                                                                                            -6.73%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Nasdaq-100 Index(R) Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                                   31.46%  20.55% -22.19%    3.48%  29.18%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series          41.00%    8.93%  18.23%   0.21%  29.27%  11.18%  19.59%  28.41%   28.08% -18.81%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                                                                               30.53% -19.14%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Federated U.S. Government Bond Series                                                                             17.30%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series              4.67%    2.29%   1.60%   2.56%   4.39%   3.72%   3.88%   3.79%    3.52%   4.72%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                          18.11%    8.72%  14.48%  -6.64%  22.02%  11.02%   9.71%  -5.34%    4.15%   5.16%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                                                                             22.79%  30.55%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index
  Series                                                                                                   30.05%   17.36% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-Janus Core Equity Series                                                                                          -7.30%

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                                                                                       5.11%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                                                                                              -12.28%
-----------------------------------------------------------------------------------------------------------------------------------

  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series

-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series                                                                               -14.24%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                                  7.27%  -4.05%  21.83%   9.19%  16.48%  17.54%   10.19%  -0.73%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                                                                           15.56%  -7.77%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series    27.73%    9.28%   9.64%  -2.66%  16.78%   7.70%  19.25%  19.30%    9.88%  -0.66%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                   -11.40%  15.46%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
  Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                                                              43.84%  12.34%
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                                                            15.73%  42.91%   53.09% -12.57%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                        1.23%  34.01%  16.11%  12.10%  17.82%   42.82% -12.01%
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                                       2.75%  34.56%  13.58%  22.15%  30.76%   28.29% -15.71%
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                                                10.63%  18.19%  55.87%   75.85% -25.78%
-----------------------------------------------------------------------------------------------------------------------------------

  Deutsche VIT EAFE(R) Equity Index Fund                                                                   20.09%   26.05% -17.69%
-----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund                                                                       27.12%   18.89% -10.36%

-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities                                     7.42%   2.90%   7.23%   6.32%   -1.83%   9.61%
  II
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                                               18.89%  12.88%  12.42%   1.42%    1.05% -10.15%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                                                                              28.33%   22.61%  -7.87%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                                                                       22.96%    2.89% -18.21%
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                                                                     37.65%   35.58% -12.17%
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund-- Class 2                                                          17.85%   0.16%   13.98%  12.87%
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                                                                                     -24.54%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund-- Class 2         25.85%    6.49%  24.30%  -4.43%  20.75%  17.11%  13.86%   4.78%   21.03%  -1.19%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund
  --Class 2                                                                                        -30.26% -22.03%   51.40% -32.89%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2                                        11.05%  19.47%  11.81%   7.35%   19.34%   0.22%
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--
  Class 2                                                          45.19%  -3.71%  14.05%  22.21%  12.25%   7.69%   21.72%  -3.58%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                                                                                      -2.80%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                                           30.39%  -2.69%  14.89%  123.71% -28.75%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                                                                                              8.10%
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                                                    44.80%  27.83%   7.34%   23.53%  -9.30%
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

Value of hypothetical pre-existing account
   with exactly one Unit at the beginning of
   the period: ..................................    $1.000000

Value of the same account (excluding capital          1.001008
   changes) at the end of the 7-day period:......
Calculation:
   Ending account value..........................     1.001008
   Less beginning account value..................     1.000000
   Net change in account value...................     0.001008
Base period return:
   (adjusted change/beginning account value).....     0.001008
Current yield = return x (365/7) =...............        5.25%
Effective yield = [(1 + return)(365/7)]-1=.....          5.39%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV/II)(1/n))-1

Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index (S&P 500)(2)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barrons
      Business Week
      Changing Times
      Forbes
      Fortune
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Money
      The New York Times
      Personal Investor
      Registered Representative
      U.S. News and World Report
      The Wall Street Journal

A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans. The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM)(1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
See your prospectus in the section titled "The Annuity Period" for a description of the payment options.

You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option you elect.

FIXED ANNUITY PAYMENTS
On the Annuity Date, a stream of Annuity Payments is purchased. The amount of the Fixed Annuity Payment will be the value in the Contract allocated to the Fixed Income Allocation, divided by $1,000, then multiplied by the appropriate factor for the Payment Option selected.

Under Options A-E, guaranteed rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use the minimum assumed interest rate of 3%. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

VARIABLE ANNUITY PAYMENTS
Variable Annuity Payments after the first payment will vary with the investment experience of the Subaccounts. Payments may be either higher or lower than the first payment.

Under Payment Options A, B, C, D, E and G, We determine the first payment by multiplying the value in the contract held under the selected option in each Subaccount by the applicable Payment Option rate. The first payment equals the total of such amounts determined for each Subaccount. We determine future payments under these options by multiplying the number of Annuity Units in each Subaccount by the Annuity Unit Value for each Subaccount on the Payment Calculation Date. The payment will equal the sum of the amounts provided by each Subaccount.

Under Option F, We determine the amount of the initial distribution by dividing the amount of value in the contract held under this option by the life expectancy of the Annuitant.

Under all payment options, the first payment is based on an assumed interest rate of either 3% or 6%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

The applicable rate used to determine the first variable annuity payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. If our rates in effect on the annuity date are more favorable (i.e. higher-paying), we will use those rates.

We deduct a daily charge for risk and administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges."

EXPERTS
--------------------------------------------------------------------------------
The financial statements of PHL Variable as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



----------
(1)The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2)The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3)Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4)The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS


         As there were no contract sales in 2000, there are no financial statements for these subaccounts as of December 31, 2000.

     PHL VARIABLE
     INSURANCE COMPANY
     (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
     UNAUDITED INTERIM FINANCIAL STATEMENTS
     DECEMBER 31, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                               PAGE
Report of Independent Accountants ..........................................................................    F-3

Balance Sheet as of December 31, 2000 and 1999 .............................................................    F-4

Statement of Income, Comprehensive Income and Equity for the year ended
   December 31, 2000, 1999 and 1998.........................................................................    F-5

Statement of Cash Flows for the year ended December 31, 2000, 1999 and 1998 ................................    F-6

Notes to Financial Statements............................................................................F-7 - F-18

PRICEWATERHOUSECOOPERS LLP [LOGO]
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   100 Pearl Street
                                                   Hartford CT 06103-4508
                                                   Telephone     (860) 241 7000
                                                   Facsimile     (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ Pricewaterhouse Coopers LLP



February 15, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                      AS OF DECEMBER 31,
                                                                          ---------------------------------------
                                                                                  2000                  1999
                                                                          -----------------     -----------------
                                                                                      (IN THOUSANDS)
Assets:
Investments
     Held-to-maturity debt securities, at amortized cost                  $          13,697     $          10,298
     Available-for-sale debt securities, at fair value                              144,217                55,840
     Policy loans                                                                       710                   522
     Short-term investments                                                          72,375                26,140
     Other invested assets                                                            1,618                 1,052
                                                                          -----------------     -----------------
          Total investments                                                         232,617                93,852
Cash and cash equivalents                                                             8,404
Accrued investment income                                                             1,381                   786
Deferred policy acquisition costs                                                    84,842                62,136
Deferred and uncollected premiums                                                     6,790                 6,300
Other assets                                                                          1,942                 4,394
Goodwill, net                                                                           349                   451
Separate account assets                                                           1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total assets                                                    $       1,657,907     $       1,425,866
                                                                          =================     =================
Liabilities:
     Policyholder deposit funds                                           $         195,393     $          64,230
     Policy liabilities and accruals                                                 24,062                14,240
     Deferred income taxes                                                            3,784                   209
     Other liabilities                                                               18,898                11,051
     Separate account liabilities                                                 1,321,582             1,257,947
                                                                          -----------------     -----------------

          Total liabilities                                                       1,563,719             1,347,677
                                                                          -----------------     -----------------
Equity:
     Common stock, $5,000 par value
          (1,000 shares authorized, 500 shares issued and outstanding)                2,500                 2,500
     Additional paid-in capital                                                      79,864                64,864
     Retained earnings                                                               11,553                11,538
     Accumulated other comprehensive income (loss)                                      271                  (713)
                                                                          -----------------     -----------------

          Total equity                                                               94,188                78,189
                                                                          -----------------     -----------------

          Total liabilities and equity                                    $       1,657,907     $       1,425,866
                                                                          =================     =================











        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                    2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
Revenues
      Premiums                                               $         6,168    $         9,838    $          6,280
      Insurance and investment product fees                           30,098             20,618              10,998
      Net investment income                                            9,197              3,871               2,449
      Net realized investment gains                                      116                 27                  49
                                                             ---------------    ---------------    ----------------
             Total revenues                                           45,579             34,354              19,776
                                                             ---------------    ---------------    ----------------

 Benefits and expenses
      Policy benefits and increase in policy liabilities              17,056              9,248               3,964
      Amortization of deferred policy acquisition costs               15,765              4,747               3,976
      Other operating expenses                                        14,006             11,130               5,389
                                                             ---------------    ---------------    ----------------
             Total benefits and expenses                              46,827             25,125              13,329
                                                             ---------------    ---------------    ----------------

 (Loss) income before income taxes                                    (1,248)             9,229               6,447

 Income tax (benefit) expense                                         (1,263)             3,230               2,257
                                                             ---------------    ---------------    ----------------
 Net income                                                               15              5,999               4,190
                                                             ---------------    ---------------    ----------------

 Other comprehensive income (loss), net of income
 taxes
      Unrealized gains (losses) on securities                          1,002               (915)                152
      Reclassification adjustment for net realized
          losses included in net income                                  (18)                (5)                (26)
                                                             ---------------    ---------------    ----------------
             Total other comprehensive income (loss)                     984               (920)                126
                                                             ---------------    ---------------    ----------------

 Comprehensive income                                                    999              5,079               4,316
 Capital contributions                                                15,000             29,000              17,000
                                                             ---------------    ---------------    ----------------
 Net increase in equity                                               15,999             34,079              21,316
 Equity, beginning of year                                            78,189             44,110              22,794
                                                             ---------------    ---------------    ----------------

 Equity, end of year                                         $        94,188      $      78,189      $       44,110
                                                             ===============      =============      ==============













        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                          FOR THE YEAR ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                   2000               1999                1998
                                                             ---------------    ---------------    ----------------
                                                                                (IN THOUSANDS)
 Cash flow from operating activities:
 Net income                                                  $            15    $         5,999    $         4,190

 Adjustments to reconcile net income
    to net cash used for operating activities:
 Net realized investment gains                                          (116)               (27)               (49)
 Amortization of goodwill                                                102                102                107
 Deferred income taxes (benefit)                                       3,045              2,883               (987)
 Increase in accrued investment income                                  (595)              (275)              (254)
 Increase in deferred policy acquisition costs                       (23,845)           (23,807)           (15,815)
 Change in other assets/liabilities                                   19,447              8,856              1,881
                                                             ---------------    ---------------    ---------------

 Net cash used for operating activities                               (1,947)            (6,269)           (10,927)
                                                             ---------------    ---------------    ---------------

 Cash flow from investing activities:
 Proceeds from sales, maturities or repayments of
     available-for-sale debt securities                               25,136             11,664             14,133
 Proceeds from maturities or repayments of
     held-to-maturity debt securities                                  4,375                623                634
 Purchase of available-for-sale debt securities                     (110,700)           (33,397)           (28,360)
 Purchase of held-to-maturity debt securities                         (7,683)            (7,000)            (1,216)
 Increase in policy loans                                               (188)              (273)              (249)
 Change in short-term investments, net                               (46,235)           (19,733)            (6,172)
 Purchase of other invested assets                                      (517)
 Other, net                                                                                 (68)              (168)
                                                             ---------------    ---------------    ---------------

 Net cash used for investing activities                             (135,812)           (48,184)           (21,398)
                                                             ---------------    ---------------    ---------------

 Cash flow from financing activities:
 Capital contributions from parent                                    15,000             29,000             17,000
 Increase in policyholder deposit funds, net of interest
 credited                                                            131,163             24,540             14,759
                                                             ---------------    ---------------    ---------------

 Net cash provided by financing activities                           146,163             53,540             31,759
                                                             ---------------    ---------------    ---------------

 Net change in cash and cash equivalents                               8,404               (913)              (566)

 Cash and cash equivalents, beginning of year                                               913              1,479
                                                             ---------------    ---------------    ---------------

 Cash and cash equivalents, end of year                      $         8,404    $                  $           913
                                                             ===============    ==================================

 Supplemental cash flow information:
 Income taxes (received) paid, net                           $        (2,660)   $         3,338    $         1,711









        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables and income taxes are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1999 amounts to conform with the 2000 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

     Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

     Short-term investments are carried at amortized cost, which approximates fair value. PHL Variable considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, DAC is amortized in proportion to total estimated gross profits over the expected life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

     For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are higher, lower or equal to the guaranteed interest rate. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income or loss in PHL Variable's interest in the separate accounts.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     POLICYHOLDER DEPOSIT FUNDS

     Policyholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 4.00% to 7.15%, less administrative and mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     REINSURANCE

     PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     INCOME TAXES

     For the tax year ended December 31, 2000, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company Employee Pension Plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2000, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2000, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability.

     RECENT ACCOUNTING PRONOUNCEMENTS

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for
     Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on PHL Variable's Balance Sheet and Statement of Income, Comprehensive Income and Equity.

3.   SIGNIFICANT TRANSACTIONS

     REORGANIZATION

     On June 16, 2000, Phoenix submitted to the staff of the State of New York Insurance Department a draft Plan of Reorganization whereby Phoenix would convert, pursuant to the New York Insurance Law, from a New York mutual life insurance company to a New York stock life insurance company and become a wholly-owned subsidiary of a newly formed holding company. The Plan of Reorganization was approved by Phoenix's board of directors on December 18, 2000 and subsequently amended and restated on January 26, 2001 but has yet to be approved by the State of New York Insurance Department.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                        GROSS         GROSS
                                                        AMORTIZED     UNREALIZED    UNREALIZED       FAIR
                                                          COST          GAINS         LOSSES         VALUE
                                                       -----------   ------------  ------------   ------------
                                                                          (IN THOUSANDS)

     HELD-TO-MATURITY:
     State and political subdivision bonds             $     1,860   $        236                 $      2,096
     Corporate securities                                   11,837            621  $        (43)        12,415
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $        857  $        (43)  $     14,511
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,468   $        366  $        (12)  $      6,822
     State and political subdivision bonds                  10,339             22           (78)        10,283
     Corporate securities                                   25,616            165          (880)        24,901
     Mortgage-backed or asset-backed securities            100,974          1,267           (30)       102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $   143,397   $      1,820  $     (1,000)  $    144,217
                                                       ===========   ============  ============   ============


     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS          GROSS
                                                        AMORTIZED     UNREALIZED     UNREALIZED       FAIR
                                                          COST          GAINS          LOSSES        VALUE
                                                       -----------   ------------  ------------   ------------
                                                                            (IN MILLIONS)
     HELD-TO-MATURITY:
     Corporate securities                              $    10,298   $        136  $       (169)  $     10,265
                                                       ===========   ============  ============   ============

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                  $     6,475   $          3   $      (156)  $      6,322
     State and political subdivision bonds                  10,366                         (343)        10,023
     Corporate securities                                   16,637                         (983)        15,654
     Mortgage-backed or asset-backed securities             24,194                         (353)        23,841
                                                       -----------   ------------  ------------   ------------

     Total                                             $    57,672   $          3   $    (1,835)  $     55,840
                                                       ===========   ============   ===========   ============


PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2000 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY           AVAILABLE-FOR-SALE
                                                         AMORTIZED      FAIR         AMORTIZED       FAIR
                                                           COST         VALUE          COST          VALUE
                                                       -----------   ------------  ------------   ------------
                                                                           (IN THOUSANDS)


     Due in one year or less                                                        $     7,394   $      7,384
     Due after one year through five years             $     5,837   $      6,024        16,345         16,331
     Due after five years through ten years                  6,000          6,391         9,990         10,373
     Due after ten years                                     1,860          2,096         8,694          7,918
     Mortgage-backed or asset-backed securities                                         100,974        102,211
                                                       -----------   ------------  ------------   ------------

     Total                                             $    13,697   $     14,511  $    143,397   $    144,217
                                                       ===========   ============  ============   ============

     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                    2000            1999             1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         7,254  $        3,362   $         2,142
     Policy loans                                                         12               7                 1
     Short-term investments                                            2,049             561               344
                                                             ---------------  --------------   ---------------

       Sub-total                                                       9,315           3,930             2,487
     Less: investment expenses                                           118              59                38
                                                             ---------------  --------------   ---------------

     Net investment income                                   $         9,197  $        3,871   $         2,449
                                                             ===============  ==============   ===============


     INVESTMENT GAINS AND LOSSES

     Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                   2000             1999            1998
                                                             ---------------  --------------   ---------------
                                                                              (IN THOUSANDS)

     Debt securities                                         $         2,652  $       (2,399)  $           333
     DAC                                                              (1,139)            983              (139)
     Deferred income taxes (benefits)                                    529            (496)               68
                                                             ---------------  --------------   ---------------

     Net unrealized investment gains (losses)
        on securities available-for-sale                     $           984  $         (920)  $           126
                                                             ===============  ==============   ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 2000, 1999 and 1998 were $1.5 million, $6.0 million, and $10.0 million, respectively. The gross realized gains associated with these sales were $20.6 thousand, $7.4 thousand, and $37.7 thousand in 2000, 1999 and 1998, respectively.

5.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                                      DECEMBER 31,
                                                       ----------------------------------------
                                                               2000                  1999
                                                       ------------------      ----------------
                                                                    (IN THOUSANDS)
     Goodwill                                         $            1,020       $          1,020
     Accumulated amortization                                       (671)                  (569)
                                                      ------------------       ----------------
     Total goodwill, net                              $              349       $            451
                                                      ==================       ================

6.   INCOME TAXES

     A summary of income taxes (benefits) applicable to income before income taxes for the year ended December 31, was as follows:

                                           2000                1999                  1998
                                   ------------------   ----------------     ------------------
Income taxes:
   Current                         $          (4,308)   $            347      $           3,244
   Deferred                                    3,045               2,883                   (987)
                                   ------------------   ----------------     ------------------
Total                              $          (1,263)   $          3,230      $           2,257
                                   ==================   ================     ==================

     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                          2000                    1999                  1998
                                    ---------------------- --------------------- -----------------------
                                     (IN THOUSANDS)    %    (IN THOUSANDS)   %    (IN THOUSANDS)    %
                                    ---------------  ----- --------------- ----- ---------------  ------

     Income tax (benefit)
       expense at statutory rate    $          (437)   35% $       3,230     35% $         2,256     35%
     Dividend received deduction
      and tax-exempt interest                  (853)   68%            (1)     0%
     Other, net                                  27   (2)%             1      0%               1      0%
                                    ---------------  ----- --------------  ----- ---------------  ------
     Income taxes                   $        (1,263)  101% $       3,230     35% $         2,257     35%
                                    ===============  ===== ==============  ===== ===============  ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:

                                                              2000                    1999
                                                        ----------------        ----------------
                                                                     (IN THOUSANDS)
     DAC                                                $         25,084        $         17,890
     Surrender charges                                           (14,715)                (17,597)
     Unearned premium/deferred revenue                              (296)                   (115)
     Investments                                                      93                     104
     Future policyholder benefits                                  2,033                     376
     Net operating loss carryforward                              (8,373)
     Other                                                          (187)                    (65)
                                                        ----------------        ----------------
                                                                   3,639                     593
     Net unrealized investment gains (losses)                        145                    (384)
                                                        ----------------        ----------------

     Deferred income tax liability, net                 $          3,784        $            209
                                                        ================        ================

     Gross deferred income tax assets totaled $23.6 million and $18.2 million at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $27.4 million and $18.4 million at December 31, 2000 and 1999, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2000 and 1999, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

7.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:

                                                                  2000             1999              1998
                                                             ---------------  ----------------  ---------------
                                                                              (IN THOUSANDS)
     Unrealized gains (losses) on securities
       available-for-sale:                                   $         1,540  $         (1,409) $           234
     Before-tax amount                                                   538              (494)              82
                                                             ---------------  ----------------  ---------------
     Income tax expense (benefit)                                      1,002              (915)             152
                                                             ---------------  ----------------  ---------------
     Total

     Reclassification adjustment for net losses realized
      in net income:
     Before-tax amount                                                   (27)               (7)             (40)
     Income tax benefit                                                   (9)               (2)             (14)
                                                             ---------------  ----------------  ---------------
     Total                                                               (18)               (5)             (26)
                                                             ---------------  ----------------  ---------------

     Net unrealized gains (losses) on securities
      available-for-sale:
     Before-tax amount                                                 1,513            (1,416)             194
     Income tax expense (benefit)                                        529              (496)              68
                                                             ---------------  ----------------  ---------------
     Total                                                   $           984  $           (920) $           126
                                                             ===============  ================  ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following table summarizes accumulated other comprehensive income
     (loss) balances:

                                                                          DECEMBER 31,
                                                            -----------------------------------------
                                                                  2000                    1999
                                                            -----------------       -----------------
                                                                         (IN THOUSANDS)
     Accumulated other comprehensive income
      (loss) on securities available-for-sale:
     Balance, beginning of year                             $            (713)      $             207
     Change during period                                                 984                    (920)
                                                            -----------------       -----------------
     Balance, end of year                                   $             271       $            (713)
                                                            =================       =================

8.   REINSURANCE

     PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,185 thousand, $1,114 thousand and $668 thousand, less claims of $188 thousand, $22 thousand and $13 thousand for the year ended December 31, 2000, 1999 and 1998, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. PHL Variable had approximately $0.7 billion of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded as of December 31, 1999. Approximately $638.7 thousand of claims were recovered in 2000. No claims were recovered for the years 1999 and 1998.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2000 and 1999. There were no claims recovered as of December 31, 2000. Claims recovered were $455 thousand as of December 31, 1999.

9.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $34.3 million, $22.0 million and $8.7 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to Phoenix were $15.8 million and $2.8 million as of December 31, 2000 and 1999, respectively.

     Phoenix Investment Partners Ltd., through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.1 million, $2.2 million and $1.3 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to the affiliated investment advisors were $19 thousand and $7 thousand, as of December 31, 2000 and 1999, respectively.

     Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. Concessions paid to PEPCO, which in turn paid commissions for contracts sold through W.S. Griffith & Co., Inc., and other outside broker dealers, were $20.0 million, $9.8 million and $9.6 million for the year ended December 31, 2000, 1999 and 1998, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Amounts payable to PEPCO were $2.3 million and $0.8 million, as of December 31, 2000 and 1999, respectively.

     PHL Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $2.6 million, $2.6 million and $2.5 million for the year ended December 31, 2000, 1999 and 1998, respectively. Amounts payable to PHL Associates were $41 thousand and $0.9 million, as of December 31, 2000 and 1999, respectively.

10.  DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                               2000                    1999
                                                        -----------------       ----------------
                                                                     (IN THOUSANDS)

     Balance at beginning of year                       $          62,136       $         36,686
     Acquisition cost deferred                                     39,610                 29,214
     Amortized to expense during the year                         (15,765)                (4,747)
     Adjustment to net unrealized investment
        (losses) gains included in other
        comprehensive income                                       (1,139)                   983
                                                        -----------------       ----------------
     Balance at end of year                             $          84,842       $         62,136
                                                        =================       ================

11.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Other than debt securities held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 2000 and 1999 were $195.4 million and $64.2 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist primarily of PHL Variable's interest in the separate accounts which are carried at fair value.

12.  STATUTORY FINANCIAL INFORMATION

     The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2000, 1999 and 1998. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                      2000               1999              1998
                                                 ---------------    --------------    --------------
                                                                    (IN THOUSANDS)

     Statutory net income                        $       (32,352)   $       (1,655)   $        1,542
     DAC, net                                             23,845            24,466            15,815
     Future policy benefits                               20,219           (13,826)          (14,056)
     Deferred income taxes                               (11,418)           (2,883)              987
     Other, net                                             (279)             (103)              (98)
                                                 ---------------    --------------    --------------

     Net income, as reported                     $            15    $        5,999    $        4,190
                                                 ===============    ==============    ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following reconciles the statutory surplus and asset valuation reserve (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                       2000                    1999
                                                 -----------------       -----------------
                                                                (IN THOUSANDS)

     Statutory surplus and AVR                   $          49,624       $          66,354
     DAC, net                                               85,247                  61,403
     Future policy benefits                                (29,336)                (48,721)
     Investment valuation allowances                           459                  (1,089)
     Deferred income taxes                                 (12,156)                   (209)
     Other, net                                                350                     451
                                                 -----------------       -----------------

     Equity, as reported                         $          94,188       $          78,189
                                                 =================       =================

     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2000 without prior approval is subject to restrictions relating to statutory surplus.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption on PHL Variable's statutory surplus is expected to increase surplus approximately $584.1 thousand (unaudited), primarily as a result of recording deferred income taxes.

13.  COMMITMENTS AND CONTINGENCIES

     In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

14.  REORGANIZATION AND INITIAL PUBLIC OFFERING - UNAUDITED

     PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of the demutualization, such company converted from a mutual insurance company to a stock life insurance company, became a wholly owned subsidiary of the Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM FINANCIAL STATEMENTS
JUNE 30, 2001

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM BALANCE SHEETS

-------------------------------------------------------------------------------

                                                                                                      AS OF
                                                                       AS OF JUNE 30,             DECEMBER 31,
                                                                            2001                      2000

                                                                    ---------------------     ----------------------
                                                                                    (IN THOUSANDS)
Assets:
Investments

   Held-to-maturity debt securities, at amortized cost                     $      20,781              $      13,697
   Available-for-sale debt securities, at fair value                             289,888                    144,217
   Policy loans                                                                      781                        710
   Short-term investments                                                                                    72,375
   Other invested assets                                                           7,173                      1,618
                                                                    ---------------------     ----------------------
   Total investments                                                             318,623                    232,617
Cash and cash equivalents                                                         48,957                      8,404
Accrued investment income                                                          3,020                      1,381
Deferred policy acquisition costs                                                116,409                     84,842


Deferred and uncollected premiums                                                  6,224                      6,790
Other assets                                                                      11,142                      1,942
Goodwill, net                                                                        298                        349
Separate account assets                                                        1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
   Total assets                                                          $     2,065,523             $    1,657,907
                                                                    =====================     ======================

Liabilities:
    Policyholder deposit funds                                             $     325,783              $     195,393
    Policy liabilities and accruals                                               28,358                     24,062
    Deferred income taxes                                                         11,512                      3,784
    Other liabilities                                                              7,194                     18,898
    Separate account liabilities                                               1,560,850                  1,321,582
                                                                    ---------------------     ----------------------
    Total liabilities                                                          1,933,697                  1,563,719
                                                                    ---------------------     ----------------------

Equity:
    Common stock, $5,000 par value (1,000 shares
      authorized, 500 shares issued and outstanding)                               2,500                      2,500
    Additional paid-in-capital                                                   114,864                     79,864
    Retained earnings                                                             13,936                     11,553
    Accumulated other comprehensive income                                           526                        271
                                                                    ---------------------     ----------------------
    Total equity                                                                 131,826                     94,188
                                                                    ---------------------     ----------------------
    Total liabilities and equity                                          $    2,065,523             $    1,657,907
                                                                    =====================     ======================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                          FOR THE THREE MONTHS              FOR THE SIX MONTHS
                                                             ENDED JUNE 30,                   ENDED JUNE 30,
                                                      -----------------------------    -----------------------------
                                                          2001            2000             2001            2000
                                                      -------------   -------------    -------------    ------------
                                                             (IN THOUSANDS)                   (IN THOUSANDS)
Revenues
    Premiums                                               $  (548)       $    392        $   1,875       $   3,120
    Insurance and investment product fees                    7,773           7,257           15,410          14,484
    Net investment income                                    5,107           1,951            9,748           3,546
    Net realized investment (losses) gains                    (183)             20             (288)             38
                                                      -------------   -------------    -------------    ------------
        Total revenues                                      12,149           9,620           26,745          21,188
                                                      -------------   -------------    -------------    ------------

Benefits and expenses

    Policy benefits and increase in policy
        liabilities                                          6,724           5,244           12,113          10,923
    Amortization of deferred policy acquisition
        expenses                                            (1,914)          2,322            2,841           4,710
    Other operating expenses                                 5,102             908            8,298           2,275
                                                      -------------   -------------    -------------    ------------
        Total benefits and expenses                          9,912           8,474           23,252          17,908


Income before income taxes                                   2,237           1,146            3,493           3,280
                                                      -------------   -------------    -------------    ------------
Income taxes                                                   727             401            1,110           1,147
                                                      -------------   -------------    -------------    ------------
Net income                                                   1,510             745            2,383           2,133
                                                      -------------   -------------    -------------    ------------

Other comprehensive (loss) income, net of
    income taxes
    Unrealized (losses) gains on securities                   (385)            (26)             287             104
    Reclassification adjustment for net realized
        losses (gains) included in net income                   72                              (32)
                                                      -------------   -------------    -------------    ------------
        Total other comprehensive (loss) income               (313)            (26)             255             104
                                                      -------------   -------------    -------------    ------------

Comprehensive income                                         1,197             719            2,638           2,237
Capital contribution                                        15,000          15,000           35,000          15,000
                                                      -------------   -------------    -------------    ------------
Net increase in equity                                      16,197          15,719           37,638          17,237
Equity, beginning of period                                115,629          79,707           94,188          78,189
                                                      -------------   -------------    -------------    ------------

Equity, end of period                                   $  131,826      $   95,426       $  131,826       $  95,426
                                                      =============   =============    =============    ============

        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
UNAUDITED INTERIM STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS
                                                                                  ENDED JUNE 30,
                                                                  -----------------------------------------------
                                                                          2001                      2000
                                                                  ----------------------    ---------------------
                                                                                  (IN THOUSANDS)
Cash flows from operating activities:
    Net income                                                              $     2,383             $      2,133

Adjustments to reconcile net income
  to net cash from operating activities:
    Net realized investment losses                                                  288                      (38)
    Amortization of goodwill                                                         51                       51
    Deferred income taxes                                                         7,590                    6,721
    Increase in accrued investment income                                        (1,639)                    (323)
    Increase in deferred policy acquisition costs                               (32,450)                 (19,250)
    Change in other assets/other liabilities                                    (16,263)                   3,294
                                                                  ----------------------    ---------------------
    Net cash used for operating activities                                      (40,040)                  (7,412)
                                                                  ----------------------    ---------------------

Cash flow from investing activities:
    Proceeds from sales, maturities or repayments of
        available-for-sale debt securities                                       62,799                    5,240
    Proceeds from maturities or repayments of
        held-to-maturity debt securities                                            588                      522
    Purchase of available-for-sale debt securities                             (206,898)                 (27,295)
    Purchase of held-to-maturity debt securities                                 (7,590)                  (6,483)
    Change in short term investments, net                                        72,375                  (16,842)
    Investment in separate accounts                                              (6,000)
    Increase in policy loans                                                        (71)                    (100)
                                                                  ----------------------    ---------------------
    Net cash used for investing activities                                      (84,797)                 (44,958)
                                                                  ----------------------    ---------------------

Cash flow from financing activities:
Capital contribution from parent                                                 35,000                   15,000
Increase in policyholder deposit funds, net of
    interest credited                                                           130,390                   40,019
                                                                  ----------------------    ---------------------
Net cash provided by financing activities                                       165,390                   55,019
                                                                  ----------------------    ---------------------

Net change in cash and cash equivalents                                          40,553                    2,649

Cash and cash equivalents, beginning of year                                      8,404
Cash and cash equivalents, end of period                                  $      48,957             $      2,649
                                                                  ======================    =====================


Supplemental cash flow information
    Income taxes paid, net                                                         -                        -

        The accompanying notes are an integral part of these statements.
                                      F-22

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO UNAUDITED INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. (PM Holdings). PM Holdings is a wholly-owned subsidiary of the former Phoenix Home Life Mutual Insurance Company which was renamed Phoenix Life Insurance Company (Phoenix) as a result of the reorganization and initial public offering. See Note 3 - "Reorganization."

2.  BASIS OF PRESENTATION

    The accompanying unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The State of Connecticut Insurance Department (the Insurance Department) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Connecticut State Insurance Law. No consideration is given by the Insurance Department to financial statements prepared in accordance with GAAP in making such determination.

    In the opinion of management, adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation, have been included. Operating results for the six months ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ending December 31, 2001. These unaudited financial statements should be read in conjunction with the financial statements of PHL Variable for the year ended December 31, 2000.

3.  REORGANIZATION AND INITIAL PUBLIC OFFERING

    PHL Variable Insurance Company's indirect parent, Phoenix Home Life Mutual Insurance Company, completed its plan of reorganization during June 2001. Under the terms of the plan of reorganization, which the board of directors of Phoenix unanimously adopted on December 18, 2000 and amended and restated on January 26, 2001, on June 25, 2001, the effective date of demutualization, Phoenix Home Life Mutual Insurance Company (the mutual company) converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of The Phoenix Companies, Inc. At that time, the mutual company changed its name to Phoenix Life Insurance Company. The Phoenix Companies, Inc. is a publicly traded company and has filed all the material required to be filed pursuant to governing law.

4.  COMMITMENTS AND CONTINGENCIES

    In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of June 30, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                     PART C

                                OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

               (4) Form of Variable Annuity Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 33-87376) on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Written Opinion and Consent of Richard J. Wirth, Esq., filed herewith.

               (10) (a) Written Consent of Brian A. Giantonio, Esq., filed herewith.

                    (b) Written Consent of PricewaterhouseCoopers LLP, filed herewith.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is
                         incorporated by reference to Registrant's
                         Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's N-4 Registration Statement (File No. 333-95611) filed via Edgar on January 29, 2000.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     NAME                                    POSITION WITH DEPOSITOR
     ----                                    -----------------------

     Carl T. Chadburn*                       Director

     Robert W. Fiondella*                    Director and Chairman

     Michael J. Gilotti*                     Executive Vice President

     Joseph E. Kelleher**                    Director and Senior
                                             Vice President

     Philip R. McLoughlin*                   Director, Executive Vice President
                                             and Chief Investment Officer

     David W. Searfoss*                      Director, Executive Vice President
                                             and Chief Financial Officer

     Simon Y. Tan*                           Director and President

     Dona D. Young*                          Director and Executive
                                             Vice President


* The principal business address of this individual is PHL Variable Insurance Company, One American Row, Hartford, Connecticut.

** The principal business address of this individual is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, Enfield, Connecticut.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


    As of September 30, 2001, there have been 47 contracts sold.


ITEM 28. INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL           POSITIONS AND OFFICES
          BUSINESS ADDRESS             WITH UNDERWRITER
          ----------------             ----------------

          Michael E. Haylon*           Director

          Philip R. McLoughlin*        Director and Chairman

          William R. Moyer*            Director, Executive Vice President
                                       and Chief Financial Officer and Treasurer


          Stephen D. Gresham**         Executive Vice President,
                                       Chief Sales and Marketing Officer


          John F. Sharry*              President, Retail Distribution

* The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115.
** The principal business address of this individual is 101 Munson St., PO Box 810, Greenfield, MA 01302-0810.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------
PEPCO                                    $0                              0                         0                       0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200.


ITEM 31. MANAGEMENT SERVICES

    Not applicable.


ITEM 32. UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, State of Connecticut on this 29th day of October, 2001.


                                            PHL VARIABLE INSURANCE COMPANY

                                            By: /s/ Simon Y. Tan*
                                                ------------------
                                                 Simon Y. Tan
                                                 President

                                            PHL VARIABLE ACCUMULATION ACCOUNT

                                            By: /s/ Simon Tan*
                                               ----------------
                                                 Simon Y. Tan
                                                 President
                                                 PHL Variable Insurance Company


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of October, 2001.


       SIGNATURE                                      TITLE
       ---------                                      -----

/s/ Carl T. Chadburn**                                Director
-------------------------------------------
Carl T. Chadburn

                                                      Director and Chairman

/s/ Robert W. Fiondella*                              (Principal Executive Officer)
-------------------------------------------
Robert W. Fiondella

/s/ Joseph E. Kelleher*                               Director and Senior Vice President
-------------------------------------------
Joseph E. Kelleher

/s/ Philip R. McLoughlin*                             Director, Executive Vice President and
-------------------------------------------
Philip R. McLoughlin                                  Chief Investment Officer

/s/ David W. Searfoss*                                Director, Executive Vice President and
-------------------------------------------
David W. Searfoss                                     Chief Financial Officer

/s/ Simon Y. Tan*                                     Director and President
-------------------------------------------
Simon Y. Tan

/s/ Dona D. Young                                     Director and Executive Vice President
-------------------------------------------
*Dona D. Young

By:/s/ Dona D. Young
   -----------------------------------------


*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney filed previously.